Cover	May 13, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 13, 2025
Amendment Flag	false
Entity Registrant Name	WEBTOON Entertainment Inc.
Entity Central Index Key	0001997859
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42144
Entity Tax Identification Number	81-3830533
Entity Address, Address Line One	5700 Wilshire Blvd.
Entity Address, Address Line Two	Suite 220
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90036
City Area Code	323
Local Phone Number	424-3795
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	WBTN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false